Consolidated Statement of Cash Flows - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Cash flow from / (used in) operating activities
Net profit / (loss)	$ 790	$ 2,136
Non-cash items included in net profit and other adjustments:
Depreciation, amortization and impairment of non-financial assets	1,162	1,176
Credit loss expense / (release)	136	54
Share of net (profit) / loss of associates and joint ventures and impairment related to associates	(40)	(25)
Deferred tax expense / (benefit)	(355)	(63)
Net loss / (gain) from investing activities	162	(116)
Net loss / (gain) from financing activities	(2,890)	3,085
Other net adjustments	10,730	(1,198)
Net change in operating assets and liabilities:
Amounts due from banks and amounts due to banks	2,209	(3,313)
Receivables from securities financing transactions measured at amortized cost	17,828	5,563
Payables from securities financing transactions measured at amortized cost	959	8,109
Cash collateral on derivative instruments	(8,503)	(5,104)
Loans and advances to customers	5,136	(2,130)
Customer deposits	(7,586)	(12,733)
Financial assets and liabilities at fair value held for trading and derivative financial instruments	(18,195)	(7,726)
Brokerage receivables and payables	(438)	(5,366)
Financial assets at fair value not held for trading and other financial assets and liabilities	(17,902)	(1,306)
Provisions and other non-financial assets and liabilities	385	658
Income taxes paid, net of refunds	(868)	(810)
Net cash flow from / (used in) operating activities	(17,282)	(19,110)
Cash flow from / (used in) investing activities
Cash and cash equivalents obtained due to the merger of UBS AG and Credit Suisse AG	121,258
Disposal of subsidiaries, associates and intangible assets	33	35
Purchase of property, equipment and software	(691)	(669)
Disposal of property, equipment and software	3	0
Net (purchase) / redemption of financial assets measured at fair value through other comprehensive income	369	24
Purchase of debt securities measured at amortized cost	(1,850)	(7,541)
Disposal and redemption of debt securities measured at amortized cost	4,848	4,659
Net cash flow from / (used in) investing activities	123,971	(3,492)
Cash flow from / (used in) financing activities
Repayment of Swiss National Bank funding	(10,304)
Net issuance (repayment) of short-term debt measured at amortized cost	(2,140)	5,555
Distributions paid on UBS AG shares	(3,000)	(6,000)
Issuance of debt designated at fair value and long-term debt measured at amortized cost	60,796	51,141
Repayment of debt designated at fair value and long-term debt measured at amortized cost	(59,139)	(44,091)
Inflows from securities financing transactions measured at amortized cost	2,863
Net cash flows from other financing activities	(246)	(242)
Net cash flow from / (used in) financing activities	(11,170)	6,362
Total cash flow
Cash and cash equivalents at the beginning of the period	190,469	195,200
Net cash flow from / (used in) operating, investing and financing activities	95,520	(16,239)
Effects of exchange rate differences on cash and cash equivalents	(8,472)	1,999
Cash and cash equivalents at the end of the period	277,517	180,959
of which: cash and balances at central banks	248,335	159,343
of which: amounts due from banks	18,365	12,189
of which: money market paper	10,816	9,428
Net cash flow from / (used in) operating activities includes:
Interest received in cash	20,832	15,024
Interest paid in cash	18,345	11,429
Dividends on equity investments, investment funds and associates received in cash	$ 1,505	$ 1,259